Performance B.6.1 Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income tax (charge) credit
Withholding tax	$ (64)	$ (74)		$ (44)
Other income tax relating to the current year	(86)	(85)		(74)
Current tax expense (income)	(150)	(159)		(118)
Adjustments in respect of prior years	1	(12)		(26)
Current tax expense (income) and adjustments	(149)	(171)		(144)
Deferred tax (charge) credit
Origination and reversal of temporary differences	32	15		45
Effect of change in tax rates	(10)	19		1
Tax income (expense) before valuation allowances	22	34		46
Effect of valuation allowances	(8)	(30)		(88)
Deferred tax expense (income)	14	4		(42)
Adjustments in respect of prior years	19	9		7
Deferred tax expense (income) and adjustments	33	13		(35)
Income Tax Calculation:
Profit before tax	129	176		109
Tax at the weighted average statutory rate	(5)	(12)		9
Effect of:
Items taxed at a different rate	7	(11)		13
Change in tax rates on deferred tax balances	(10)	19		1
Expenditure not deductible and income not taxable	(59)	(66)		(65)
Unrelieved withholding tax	(64)	(73)		(43)
Accounting for associates and joint ventures	5	17		29
Movement in deferred tax on unremitted earnings	(2)	1		(16)
Unrecognized deferred tax assets	(8)	(31)		(105)
Recognition of previously unrecognized deferred tax assets	0	1		17
Adjustments in respect of prior years	20	(3)		(19)
Total tax (charge) credit	$ (116)	$ (158)	[1]	$ (179)	[1]
Weighted average statutory tax rate	3.90%	6.82%		(8.26%)
Effective tax rate	89.90%	89.77%		164.22%
Discontinued operations
Income Tax Calculation:
Profit before tax	$ (39)	$ 51		$ (26)
Tax at the weighted average statutory rate	4	(10)		6
Effect of:
Items taxed at a different rate	0	0		0
Change in tax rates on deferred tax balances	0	0		0
Expenditure not deductible and income not taxable	(2)	7		8
Unrelieved withholding tax	0	0		0
Accounting for associates and joint ventures	0	0		0
Movement in deferred tax on unremitted earnings	0	0		0
Unrecognized deferred tax assets	(2)	(10)		(15)
Recognition of previously unrecognized deferred tax assets	0	13		0
Adjustments in respect of prior years	0	0		7
Total tax (charge) credit	0	0		6
Aggregate continuing and discontinued operations [member]
Income Tax Calculation:
Profit before tax	90	227		83
Tax at the weighted average statutory rate	(1)	(22)		15
Effect of:
Items taxed at a different rate	7	(11)		13
Change in tax rates on deferred tax balances	(10)	19		1
Expenditure not deductible and income not taxable	(61)	(59)		(57)
Unrelieved withholding tax	(64)	(73)		(43)
Accounting for associates and joint ventures	5	17		29
Movement in deferred tax on unremitted earnings	(2)	1		(16)
Unrecognized deferred tax assets	(10)	(41)		(120)
Recognition of previously unrecognized deferred tax assets	0	14		17
Adjustments in respect of prior years	20	(3)		(12)
Total tax (charge) credit	$ (116)	$ (158)		$ (173)
Weighted average statutory tax rate	1.10%	9.69%		(17.90%)
Effective tax rate	128.90%	69.60%		207.10%
Bottom of range
Effect of:
Weighted average statutory tax rate	10.00%	10.00%		10.00%
Top of range
Effect of:
Weighted average statutory tax rate	40.00%	40.00%		40.00%

[1]	Re-presented for discontinued operations (shown in note A.4.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.